Fair Value Measurements (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 18 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on the determination of fair value.

(Canadian $ in millions)	January 31, 2025		October 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$107,444	$98,878	$115,188	$106,461

Loans (1) (2)
Residential mortgages	193,963	191,754	190,666	188,848
Consumer instalment and other personal	92,212	92,037	91,889	91,513
Credit cards	12,942	12,942	13,030	13,030
Business and government	376,355	376,720	369,776	370,101
	675,472	673,453	665,361	663,492

Deposits (3)	940,186	940,831	928,332	928,689
Securitization and structured entities’ liabilities (4)	21,697	21,667	21,850	21,653
Other liabilities (5)	3,098	2,842	2,929	2,669
Subordinated debt	8,554	8,752	8,377	8,543
This
table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $66 million of residential mortgages classified as FVTPL, $13,116 million of business and government loans classified as FVTPL and $61 million of business and government loans classified as FVOCI ($163 million, $12,431 million and $61 million, respectively, as at October 31, 2024).

(3)
Excludes $48,383 million of structured note liabilities, $4,210 million of money market deposits, $1,223 million of embedded options related to structured deposits carried at amortized cost and $2,830 million of metals deposits measured at fair value ($45,222 million, $6,032 million, $1,047 million and $1,807 million, respectively, as at October 31, 2024).

(4)	Excludes $25,097 million of securitization and structured entities’ liabilities classified as FVTPL ($18,314 million as at October 31, 2024).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)			January 31, 2025		October 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$33	$9,720	$-	$9,753	$1,272	$8,764	$-	$10,036
Canadian provincial and municipal governments	-	7,789	-	7,789	-	7,585	-	7,585
U.S. federal government	3,748	25,435	-	29,183	2,688	21,560	-	24,248
U.S. states, municipalities and agencies	-	653	-	653	-	565	-	565
Other governments	248	5,405	-	5,653	92	3,757	-	3,849
NHA MBS, and U.S. agency MBS and CMO	-	51,769	-	51,769	-	40,995	-	40,995
Corporate debt	-	12,176	-	12,176	-	10,172	-	10,172
Trading loans	-	4,356	-	4,356	-	5,493	-	5,493
Corporate equity	61,450	476	6	61,932	65,559	420	4	65,983
	65,479	117,779	6	183,264	69,611	99,311	4	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	-	703	-	703	166	237	-	403
Canadian provincial and municipal governments	-	1,623	-	1,623	-	1,578	-	1,578
U.S. federal government	-	1,547	-	1,547	-	1,527	-	1,527
Other governments	-	-	-	-	-	25	-	25
NHA MBS, and U.S. agency MBS and CMO	-	22	-	22	-	21	-	21
Corporate debt	-	9,072	33	9,105	-	8,745	35	8,780
Corporate equity	996	905	5,202	7,103	921	910	4,899	6,730
	996	13,872	5,235	20,103	1,087	13,043	4,934	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	-	37,832	-	37,832	3,212	30,965	-	34,177
Canadian provincial and municipal governments	-	6,061	-	6,061	-	5,996	-	5,996
U.S. federal government	-	16,973	-	16,973	25	16,940	-	16,965
U.S. states, municipalities and agencies	-	4,946	-	4,946	-	5,068	-	5,068
Other governments	-	6,246	-	6,246	-	5,656	-	5,656
NHA MBS, and U.S. agency MBS and CMO	-	23,743	-	23,743	-	21,293	-	21,293
Corporate debt	-	4,293	-	4,293	-	4,370	-	4,370
Corporate equity	-	-	163	163	-	-	177	177
	-	100,094	163	100,257	3,237	90,288	177	93,702
Loans
Residential mortgages	-	66	-	66	-	163	-	163
Business and government loans	-	12,856	321	13,177	-	12,190	302	12,492
	-	12,922	321	13,243	-	12,353	302	12,655
Other Assets (1)	15,629	-	1,841	17,470	11,236	-	1,717	12,953
Fair Value Liabilities (2)
Deposits (3)	-	56,646	-	56,646	-	54,108	-	54,108
Securities sold but not yet purchased	10,593	33,454	-	44,047	10,631	24,399	-	35,030
Other liabilities (4)	1,861	25,903	-	27,764	1,754	19,110	-	20,864
	12,454	116,003	-	128,457	12,385	97,617	-	110,002
Derivative Assets
Interest rate contracts	65	10,379	-	10,444	36	9,851	-	9,887
Foreign exchange contracts	33	25,988	42	26,063	4	21,258	10	21,272
Commodity contracts	95	1,454	5	1,554	169	1,656	2	1,827
Equity contracts	114	14,322	13	14,449	539	13,718	-	14,257
Credit default swaps	-	3	-	3	-	10	-	10
	307	52,146	60	52,513	748	46,493	12	47,253
Derivative Liabilities
Interest rate contracts	62	11,787	-	11,849	32	10,811	-	10,843
Foreign exchange contracts	-	28,855	-	28,855	-	19,955	-	19,955
Commodity contracts	38	1,297	-	1,335	96	1,721	4	1,821
Equity contracts	37	24,266	2	24,305	75	25,596	2	25,673
Credit default swaps	-	8	1	9	-	10	1	11
	137	66,213	3	66,353	203	58,093	7	58,303

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $720 million for the three months ended January 31, 2025 ($529 million for the three months ended January 31, 2024). Interest expense for liabilities carried at amortized cost is $10,505 million for the three months ended January 31, 2025 ($10,604 million for the three months ended January 31, 2024).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					January 31, 2025
					Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	$5,202	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	5	22
Investment properties	Other assets	1,363	Income approach	Capitalization rate	2%	8%

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

na	– not applicable

Summary of Significant Transfers Between Level 1 to Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three months ended January 31, 2025 and January 31, 2024:

(Canadian $ in millions)	For the three months ended
	January 31, 2025		January 31, 2024
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	$2,664	$1,440	$1,094	$97
FVTPL securities	-	-	168	-
FVOCI securities	1,869	-	1,110	709
Securities sold but not yet purchased	1,737	1,986	2,060	26

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2025 and January 31, 2024, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three m on ths ended January 31, 2025 (Canadian $ in millions)	Balance October 31, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)

Trading Securities
Corporate equity	$4	$-	$-	$2	$-	$-	$-	$-	$6	$-
Total trading securities	4	-	-	2	-	-	-	-	6	-
FVTPL Securities
Corporate debt	35	(1)	-	1	-	-	-	(2)	33	(1)
Corporate equity	4,899	24	89	272	(82)	-	-	-	5,202	84
Total FVTPL securities	4,934	23	89	273	(82)	-	-	(2)	5,235	83
FVOCI Securities
Corporate equity	177	-	(15)	1	-	-	-	-	163	na
Total FVOCI securities	177	-	(15)	1	-	-	-	-	163	na
Business and Government Loans	302	13	6	6	-	(6)	-	-	321	13
Other Assets	1,717	(55)	-	194	-	(15)	-	-	1,841	(51)
Derivative Assets
Foreign exchange contracts	10	-	-	32	-	-	-	-	42	-
Commodity contracts	2	3	-	-	-	-	-	-	5	3
Equity contracts	-	-	-	-	-	-	13	-	13	-
Total derivative assets	12	3	-	32	-	-	13	-	60	3
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	4	(4)	-	-	-	-	-	-	-	(4)
Equity contracts	2	-	-	-	-	-	-	-	2	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	7	(4)	-	-	-	-	-	-	3	(4)

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
Corporate equity	$37	$-	$-	$-	$-	$-	$-	$(37)	$-	$-
Total trading securities	37	-	-	-	-	-	-	(37)	-	-
FVTPL Securities
Corporate debt	27	(3)	-	-	-	-	-	-	24	(3)
Corporate equity	4,208	(107)	(59)	316	(38)	-	-	(1)	4,319	(49)
Total FVTPL securities	4,235	(110)	(59)	316	(38)	-	-	(1)	4,343	(52)
FVOCI Securities
Corporate equity	160	-	11	2	-	-	-	-	173	na
Total FVOCI securities	160	-	11	2	-	-	-	-	173	na
Business and Government Loans	186	-	(6)	33	-	(17)	-	-	196	-
Other Assets	1,723	39	-	4	(21)	(74)	-	-	1,671	65
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	2	-	-	-	-	-	-	7	2
Equity contracts	-	-	-	-	-	-	7	-	7	-
Total derivative assets	5	2	-	-	-	-	7	-	14	2
Other Liabilities	5	-	-	8	-	-	-	-	13	-
Derivative Liabilities
Commodity contracts	1	-	-	-	-	-	-	-	1	-
Equity contracts	8	-	-	-	-	-	-	(8)	-	-
Credit default swaps	2	(1)	-	-	-	-	-	-	1	-
Total derivative liabilities	11	(1)	-	-	-	-	-	(8)	2	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2025 and January 31, 2024 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified to conform with the current period’s presentation.

na	– not applicable